Finance receivables (Details) - USD ($)	6 Months Ended
Jun. 30, 2024
Finance receivables
Balance - January 1, 2024	$ 8,095,354
Add: Interest income	504,434
Less: Interest payments	492,555
Less: Principal payments	1,730,872
Effects of foreign exchange	(99,843)
Balance - June 30, 2024	6,476,204
Current	6,476,204
Non-current	0
Balance - June 30, 2024	$ 6,476,204